Insurance service expenses and other expenditure - Fair value of options and awards (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) entity Y £ / shares	Dec. 31, 2022 GBP (£) Y £ / shares	Dec. 31, 2021 GBP (£) Y £ / shares
Share-based payment
Volatility assumption - number of competitors in basket | entity	12
Volatility assumption - average volatility for basket of competitors (as a percent)	26.00%	26.00%	24.00%
Volatility assumption - period of correlations for basket of competitors	3 years
Prudential LTIP (TSR)
Share-based payment
Expected volatility (as a percent)	31.50%	33.64%	26.69%
Risk-free interest rate (as a percent)	4.34%	2.79%	0.36%
Weighted average share price at grant date | £ / shares	£ 11.59	£ 11.15	£ 15.11
Weighted average fair value at grant date | £	£ 5.10	£ 2.09	£ 7.70
SAYE options
Share-based payment
Dividend yield (as a percent)	1.38%	1.11%	0.81%
Expected volatility (as a percent)	30.02%	25.68%	22.31%
Risk-free interest rate (as a percent)	4.55%	3.97%	1.18%
Expected option life (years) | Y	3.95	4.52	4.50
Weighted average exercise price | £ / shares	£ 7.75	£ 7.37	£ 11.90
Weighted average share price at grant date | £ / shares	£ 8.89	£ 9.54	£ 14.76
Weighted average fair value at grant date | £	£ 2.85	£ 3.45	£ 4.13
Other awards
Share-based payment
Weighted average fair value at grant date | £	£ 11.45	£ 11.11	£ 14.79